GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2017, 2016 and 2015 from a geographical perspective:

	Year ended December 31,
	2017	2016	2015
Revenues from sales to customers located at:

The United States	$78,464	$67,953	$69,125
America – other	19,437	16,780	19,560
EMEA *)	56,589	53,724	62,689
Asia Pacific	56,879	58,128	65,192

	$211,369	$196,585	$216,566

*)	Europe, the Middle East and Africa.

The following table presents long-lived assets as of December 31, 2017 and 2016 from a geographical perspective:

	December 31,
	2017	2016
Long-lived assets, by geographic region:

America (principally the United States)	$1,822	$1,973
Israel	20,832	22,963
EMEA - other	251	357
Asia Pacific	737	1,061

	$23,642	$26,354